5. EXPLORATION AND EVALUATION ASSETS: Schedule of Exploration and Evaluaion Assets (Details) - USD ($)	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
USA, Horsethief
Exploration and Evaluation Assets, Starting Balance	$ 150,553
Exploration and Evaluation Assets, Claim staking	0	$ 0
Exploration and Evaluation Assets, Property acquisition	0	0
Exploration and Evaluation Assets, Total	0	0
Exploration and Evaluation Assets, Aircraft charter	0	0
Exploration and Evaluation Assets, Camp, travel and meals	0	2,107
Exploration and Evaluation Assets, Drilling	0	0
Exploration and Evaluation Assets, Field equipment rental	0	0
Exploration and Evaluation Assets, Field supplies and maps	0	0
Exploration and Evaluation Assets, Geochemical	0	38,348
Exploration and Evaluation Assets, Geological consulting	0	12,959
Exploration and Evaluation Assets, Legal and accounting	0	0
Exploration and Evaluation Assets, Licence and permits	0	(18,243)
Exploration and Evaluation Assets, Management fees	0
Exploration and Evaluation Assets, Permitting	0	0
Exploration and Evaluation Assets, Reclamation	0	23,393
Exploration and Evaluation Assets, Reporting, drafting, sampling, and analysis	0	0
Exploration and Evalutation Assets - Trenching	0	0
Exploration and Evaluation Assets, Total expenses	0	62,011
Exploration and Evaluation Assets, Recovered exploration expenditures	0	(92,087)
Exploration and Evalutation Assets - Writedown of Properties	(146,089)	0
Exploration and Evaluation Assets, Net Additions	(146,089)	(30,076)
Exploration and Evaluation Assets, Foreign Currency Translation	(4,464)	1,991
Exploration and Evaluation Assets, Ending Balance	0	150,553
Exploration and Evalutation Assets - Geophysics		3,447
USA Twin Canyon
Exploration and Evaluation Assets, Starting Balance	544,274
Exploration and Evaluation Assets, Claim staking	0
Exploration and Evaluation Assets, Property acquisition	20,561	19,112
Exploration and Evaluation Assets, Total	20,561	19,112
Exploration and Evaluation Assets, Aircraft charter	0	0
Exploration and Evaluation Assets, Camp, travel and meals	645	8,983
Exploration and Evaluation Assets, Drilling	0	0
Exploration and Evaluation Assets, Field equipment rental	0	641
Exploration and Evaluation Assets, Field supplies and maps	0	1,057
Exploration and Evaluation Assets, Geochemical	407	13,962
Exploration and Evaluation Assets, Geological consulting	8,473	127,600
Exploration and Evaluation Assets, Legal and accounting	3,444	0
Exploration and Evaluation Assets, Licence and permits	15,870	12,577
Exploration and Evaluation Assets, Management fees	0
Exploration and Evaluation Assets, Permitting	16,173	11,501
Exploration and Evaluation Assets, Reclamation	0	0
Exploration and Evaluation Assets, Reporting, drafting, sampling, and analysis	273	11,727
Exploration and Evalutation Assets - Trenching	274	1,529
Exploration and Evaluation Assets, Total expenses	45,559	189,577
Exploration and Evaluation Assets, Option payment received	0
Exploration and Evaluation Assets, Proceeds received in excess of exploration and evaluation asset costs - recognized as income	0
Exploration and Evaluation Assets, Recovered exploration expenditures	0	0
Exploration and Evalutation Assets - Writedown of Properties	0	0
Exploration and Evaluation Assets, Net Additions	66,120	208,689
Exploration and Evaluation Assets, Foreign Currency Translation	41,266	(15,751)
Exploration and Evaluation Assets, Ending Balance	651,660	544,274
Exploration and Evalutation Assets - Geophysics		0
USA Klondike
Exploration and Evaluation Assets, Starting Balance	49,263
Exploration and Evaluation Assets, Claim staking	69
Exploration and Evaluation Assets, Property acquisition	21,931
Exploration and Evaluation Assets, Total	22,000
Exploration and Evaluation Assets, Aircraft charter	0
Exploration and Evaluation Assets, Camp, travel and meals	50,344
Exploration and Evaluation Assets, Drilling	591,169
Exploration and Evaluation Assets, Field equipment rental	27,769
Exploration and Evaluation Assets, Field supplies and maps	7,462
Exploration and Evaluation Assets, Geochemical	1,535
Exploration and Evaluation Assets, Geological consulting	77,439
Exploration and Evaluation Assets, Legal and accounting	3,729
Exploration and Evaluation Assets, Licence and permits	18,159
Exploration and Evaluation Assets, Management fees	15,078
Exploration and Evaluation Assets, Permitting	98,901
Exploration and Evaluation Assets, Reclamation	10,525
Exploration and Evaluation Assets, Reporting, drafting, sampling, and analysis	205
Exploration and Evalutation Assets - Trenching	86.340
Exploration and Evaluation Assets, Total expenses	988,655
Exploration and Evaluation Assets, Option payment received	(325,000)
Exploration and Evaluation Assets, Proceeds received in excess of exploration and evaluation asset costs - recognized as income	310,210
Exploration and Evaluation Assets, Recovered exploration expenditures	(1,041,494)
Exploration and Evalutation Assets - Writedown of Properties	0
Exploration and Evaluation Assets, Net Additions	(45,629)
Exploration and Evaluation Assets, Foreign Currency Translation	(3,634)
Exploration and Evaluation Assets, Ending Balance	0	49,263
USA Stateline
Exploration and Evaluation Assets, Starting Balance	17,866
Exploration and Evaluation Assets, Claim staking	811
Exploration and Evaluation Assets, Property acquisition	49,345
Exploration and Evaluation Assets, Total	50,156
Exploration and Evaluation Assets, Aircraft charter	0
Exploration and Evaluation Assets, Camp, travel and meals	714
Exploration and Evaluation Assets, Drilling	0
Exploration and Evaluation Assets, Field equipment rental	0
Exploration and Evaluation Assets, Field supplies and maps	104
Exploration and Evaluation Assets, Geochemical	0
Exploration and Evaluation Assets, Geological consulting	25,449
Exploration and Evaluation Assets, Legal and accounting	1,666
Exploration and Evaluation Assets, Licence and permits	8,364
Exploration and Evaluation Assets, Management fees	4,797
Exploration and Evaluation Assets, Permitting	7,722
Exploration and Evaluation Assets, Reclamation	0
Exploration and Evaluation Assets, Reporting, drafting, sampling, and analysis	12,953
Exploration and Evalutation Assets - Trenching	394
Exploration and Evaluation Assets, Total expenses	62,163
Exploration and Evaluation Assets, Option payment received	(87,500)
Exploration and Evaluation Assets, Proceeds received in excess of exploration and evaluation asset costs - recognized as income	31,756
Exploration and Evaluation Assets, Recovered exploration expenditures	(73,168)
Exploration and Evalutation Assets - Writedown of Properties	0
Exploration and Evaluation Assets, Net Additions	(16,593)
Exploration and Evaluation Assets, Foreign Currency Translation	(1,273)
Exploration and Evaluation Assets, Ending Balance	0	17,866
Others
Exploration and Evaluation Assets, Starting Balance	428,519
Exploration and Evaluation Assets, Claim staking	0
Exploration and Evaluation Assets, Property acquisition	0
Exploration and Evaluation Assets, Total	0
Exploration and Evaluation Assets, Aircraft charter	0
Exploration and Evaluation Assets, Camp, travel and meals	0
Exploration and Evaluation Assets, Drilling	0
Exploration and Evaluation Assets, Field equipment rental	0
Exploration and Evaluation Assets, Field supplies and maps	0
Exploration and Evaluation Assets, Geochemical	0
Exploration and Evaluation Assets, Geological consulting	5,214
Exploration and Evaluation Assets, Legal and accounting	2,823
Exploration and Evaluation Assets, Licence and permits	14,869
Exploration and Evaluation Assets, Management fees	0
Exploration and Evaluation Assets, Permitting	0
Exploration and Evaluation Assets, Reclamation	0
Exploration and Evaluation Assets, Reporting, drafting, sampling, and analysis	0
Exploration and Evalutation Assets - Trenching	0
Exploration and Evaluation Assets, Total expenses	22,906
Exploration and Evaluation Assets, Option payment received	0
Exploration and Evaluation Assets, Proceeds received in excess of exploration and evaluation asset costs - recognized as income	0
Exploration and Evaluation Assets, Recovered exploration expenditures	(3,304)
Exploration and Evalutation Assets - Writedown of Properties	(110,687)
Exploration and Evaluation Assets, Net Additions	(91,085)
Exploration and Evaluation Assets, Foreign Currency Translation	1,262
Exploration and Evaluation Assets, Ending Balance	338,696	428,519
Canada, Haldane
Exploration and Evaluation Assets, Starting Balance	4,648,181
Exploration and Evaluation Assets, Claim staking	0	0
Exploration and Evaluation Assets, Property acquisition	0	41,500
Exploration and Evaluation Assets, Total	0	41,500
Exploration and Evaluation Assets, Aircraft charter	1,066	33,058
Exploration and Evaluation Assets, Camp, travel and meals	30,055	493,970
Exploration and Evaluation Assets, Drilling	55,332	1,547,793
Exploration and Evaluation Assets, Field equipment rental	11.731	100,150
Exploration and Evaluation Assets, Field supplies and maps	786	31,958
Exploration and Evaluation Assets, Geochemical	0	17,977
Exploration and Evaluation Assets, Geological consulting	179,177	727,772
Exploration and Evaluation Assets, Legal and accounting	0	43
Exploration and Evaluation Assets, Licence and permits	0	8,640
Exploration and Evaluation Assets, Management fees	0
Exploration and Evaluation Assets, Permitting	13,823	0
Exploration and Evaluation Assets, Reclamation	0	0
Exploration and Evaluation Assets, Reporting, drafting, sampling, and analysis	23,845	18,242
Exploration and Evalutation Assets - Trenching	0	0
Exploration and Evaluation Assets, Total expenses	315,765	2,979,603
Exploration and Evaluation Assets, Option payment received	0
Exploration and Evaluation Assets, Proceeds received in excess of exploration and evaluation asset costs - recognized as income	0
Exploration and Evaluation Assets, Recovered exploration expenditures	0	0
Exploration and Evalutation Assets - Writedown of Properties	0	0
Exploration and Evaluation Assets, Net Additions	315,765	3,021,103
Exploration and Evaluation Assets, Foreign Currency Translation	0	0
Exploration and Evaluation Assets, Ending Balance	4,963,946	4,648,181
Exploration and Evalutation Assets - Geophysics		0
Canada, KRL
Exploration and Evaluation Assets, Starting Balance	330,269
Exploration and Evaluation Assets, Claim staking	0	0
Exploration and Evaluation Assets, Property acquisition	0	63,000
Exploration and Evaluation Assets, Total	0	63,000
Exploration and Evaluation Assets, Aircraft charter	0	0
Exploration and Evaluation Assets, Camp, travel and meals	0	0
Exploration and Evaluation Assets, Drilling	0	0
Exploration and Evaluation Assets, Field equipment rental	0	0
Exploration and Evaluation Assets, Field supplies and maps	0	0
Exploration and Evaluation Assets, Geochemical	0	0
Exploration and Evaluation Assets, Geological consulting	4,206	7,282
Exploration and Evaluation Assets, Legal and accounting	0	0
Exploration and Evaluation Assets, Licence and permits	0	2,500
Exploration and Evaluation Assets, Management fees	0
Exploration and Evaluation Assets, Permitting	2,500	0
Exploration and Evaluation Assets, Reclamation	0	0
Exploration and Evaluation Assets, Reporting, drafting, sampling, and analysis	0	0
Exploration and Evalutation Assets - Trenching	0	0
Exploration and Evaluation Assets, Total expenses	6.706	9,782
Exploration and Evaluation Assets, Option payment received	0
Exploration and Evaluation Assets, Proceeds received in excess of exploration and evaluation asset costs - recognized as income	0
Exploration and Evaluation Assets, Recovered exploration expenditures	0	0
Exploration and Evalutation Assets - Writedown of Properties	(336,975)	0
Exploration and Evaluation Assets, Net Additions	(330,269)	72,782
Exploration and Evaluation Assets, Foreign Currency Translation	0	0
Exploration and Evaluation Assets, Ending Balance	0	330,269
Exploration and Evalutation Assets - Geophysics		0
Canada, Others
Exploration and Evaluation Assets, Starting Balance	1,109,218
Exploration and Evaluation Assets, Claim staking	0
Exploration and Evaluation Assets, Property acquisition	0
Exploration and Evaluation Assets, Total	0
Exploration and Evaluation Assets, Aircraft charter	0
Exploration and Evaluation Assets, Camp, travel and meals	0
Exploration and Evaluation Assets, Drilling	0
Exploration and Evaluation Assets, Field equipment rental	0
Exploration and Evaluation Assets, Field supplies and maps	0
Exploration and Evaluation Assets, Geochemical	0
Exploration and Evaluation Assets, Geological consulting	0
Exploration and Evaluation Assets, Legal and accounting	0
Exploration and Evaluation Assets, Licence and permits	1.995
Exploration and Evaluation Assets, Permitting	0
Exploration and Evaluation Assets, Reclamation	0
Exploration and Evaluation Assets, Reporting, drafting, sampling, and analysis	0
Exploration and Evalutation Assets - Trenching	0
Exploration and Evaluation Assets, Total expenses	1,995
Exploration and Evaluation Assets, Option payment received	0
Exploration and Evaluation Assets, Proceeds received in excess of exploration and evaluation asset costs - recognized as income	0
Exploration and Evaluation Assets, Recovered exploration expenditures	(40,000)
Exploration and Evalutation Assets - Writedown of Properties	0
Exploration and Evaluation Assets, Net Additions	(38,005)
Exploration and Evaluation Assets, Foreign Currency Translation	0
Exploration and Evaluation Assets, Ending Balance	1,071,213	1,109,218
Peru, Yanac
Exploration and Evaluation Assets, Starting Balance	430,236
Exploration and Evaluation Assets, Claim staking	0	0
Exploration and Evaluation Assets, Property acquisition	0	0
Exploration and Evaluation Assets, Total	0	0
Exploration and Evaluation Assets, Aircraft charter	0	0
Exploration and Evaluation Assets, Camp, travel and meals	0	0
Exploration and Evaluation Assets, Drilling	0	0
Exploration and Evaluation Assets, Field equipment rental	0	0
Exploration and Evaluation Assets, Field supplies and maps	0	0
Exploration and Evaluation Assets, Geochemical	0	0
Exploration and Evaluation Assets, Geological consulting	0	18,499
Exploration and Evaluation Assets, Legal and accounting	0	0
Exploration and Evaluation Assets, Licence and permits	0	5,585
Exploration and Evaluation Assets, Permitting	0	0
Exploration and Evaluation Assets, Reclamation	0	0
Exploration and Evaluation Assets, Reporting, drafting, sampling, and analysis	0	0
Exploration and Evalutation Assets - Trenching	0	0
Exploration and Evaluation Assets, Total expenses	0	24,084
Exploration and Evaluation Assets, Option payment received	0
Exploration and Evaluation Assets, Proceeds received in excess of exploration and evaluation asset costs - recognized as income	0
Exploration and Evaluation Assets, Recovered exploration expenditures	0	0
Exploration and Evalutation Assets - Writedown of Properties	(444,295)	0
Exploration and Evaluation Assets, Net Additions	(444,295)	24,084
Exploration and Evaluation Assets, Foreign Currency Translation	14,059	(18,669)
Exploration and Evaluation Assets, Ending Balance	0	430,236
Peru Total
Exploration and Evaluation Assets, Starting Balance	7,708,379
Exploration and Evaluation Assets, Claim staking	880	33,430
Exploration and Evaluation Assets, Property acquisition	91,837	143,653
Exploration and Evaluation Assets, Total	92,717	177,083
Exploration and Evaluation Assets, Aircraft charter	1,066	33,058
Exploration and Evaluation Assets, Camp, travel and meals	81,708	510,668
Exploration and Evaluation Assets, Drilling	646,501	1,547,793
Exploration and Evaluation Assets, Field equipment rental	39,500	100,791
Exploration and Evaluation Assets, Field supplies and maps	8,352	33,534
Exploration and Evaluation Assets, Geochemical	1,942	70,287
Exploration and Evaluation Assets, Geological consulting	299,958	975,980
Exploration and Evaluation Assets, Legal and accounting	11,662	65
Exploration and Evaluation Assets, Licence and permits	59,257	108,569
Exploration and Evaluation Assets, Management fees	19,875
Exploration and Evaluation Assets, Permitting	139,119	26,642
Exploration and Evaluation Assets, Reclamation	10,525	23,393
Exploration and Evaluation Assets, Reporting, drafting, sampling, and analysis	37.276	29,969
Exploration and Evalutation Assets - Trenching	87,008	2,421
Exploration and Evaluation Assets, Total expenses	1,443,749	3,466,617
Exploration and Evaluation Assets, Option payment received	(412,500)
Exploration and Evaluation Assets, Proceeds received in excess of exploration and evaluation asset costs - recognized as income	341,966
Exploration and Evaluation Assets, Recovered exploration expenditures	(1,157,966)	(221,254)
Exploration and Evalutation Assets - Writedown of Properties	(1,038,046)	(8,469)
Exploration and Evaluation Assets, Net Additions	(730,080)	3,413,977
Exploration and Evaluation Assets, Foreign Currency Translation	47.216	(31,160)
Exploration and Evaluation Assets, Ending Balance	7,025,515	7,708,379
Exploration and Evalutation Assets - Geophysics		3,447
USA, Bellview
Exploration and Evaluation Assets, Starting Balance	106,372
Exploration and Evaluation Assets, Property acquisition		0
Exploration and Evaluation Assets, Total		0
Exploration and Evaluation Assets, Aircraft charter		0
Exploration and Evaluation Assets, Camp, travel and meals		0
Exploration and Evaluation Assets, Drilling		0
Exploration and Evaluation Assets, Field equipment rental		0
Exploration and Evaluation Assets, Field supplies and maps		0
Exploration and Evaluation Assets, Geochemical		0
Exploration and Evaluation Assets, Geological consulting		725
Exploration and Evaluation Assets, Legal and accounting		0
Exploration and Evaluation Assets, Licence and permits		7,683
Exploration and Evaluation Assets, Permitting		0
Exploration and Evaluation Assets, Reclamation		0
Exploration and Evaluation Assets, Reporting, drafting, sampling, and analysis		0
Exploration and Evalutation Assets - Trenching		0
Exploration and Evaluation Assets, Total expenses		8,408
Exploration and Evaluation Assets, Recovered exploration expenditures		0
Exploration and Evalutation Assets - Writedown of Properties		0
Exploration and Evaluation Assets, Net Additions		8,408
Exploration and Evaluation Assets, Foreign Currency Translation		178
Exploration and Evaluation Assets, Ending Balance		106,372
Exploration and Evalutation Assets - Geophysics		0
USA, BP
Exploration and Evaluation Assets, Starting Balance	298,487
Exploration and Evaluation Assets, Property acquisition		0
Exploration and Evaluation Assets, Total		0
Exploration and Evaluation Assets, Aircraft charter		0
Exploration and Evaluation Assets, Camp, travel and meals		1,003
Exploration and Evaluation Assets, Drilling		0
Exploration and Evaluation Assets, Field equipment rental		0
Exploration and Evaluation Assets, Field supplies and maps		0
Exploration and Evaluation Assets, Geochemical		0
Exploration and Evaluation Assets, Geological consulting		3,719
Exploration and Evaluation Assets, Legal and accounting		0
Exploration and Evaluation Assets, Licence and permits		32,039
Exploration and Evaluation Assets, Permitting		0
Exploration and Evaluation Assets, Reporting, drafting, sampling, and analysis		0
Exploration and Evalutation Assets - Trenching		0
Exploration and Evaluation Assets, Total expenses		36,761
Exploration and Evaluation Assets, Recovered exploration expenditures		0
Exploration and Evalutation Assets - Writedown of Properties		0
Exploration and Evaluation Assets, Net Additions		36,761
Exploration and Evaluation Assets, Foreign Currency Translation		1,157
Exploration and Evaluation Assets, Ending Balance		298,487
Exploration and Evalutation Assets - Geophysics		0
USA Strategic Alliance Program
Exploration and Evaluation Assets, Starting Balance	67,129
Exploration and Evaluation Assets, Claim staking		25,482
Exploration and Evaluation Assets, Property acquisition		20,041
Exploration and Evaluation Assets, Total		45,523
Exploration and Evaluation Assets, Aircraft charter		0
Exploration and Evaluation Assets, Camp, travel and meals		4,283
Exploration and Evaluation Assets, Drilling		0
Exploration and Evaluation Assets, Field equipment rental		0
Exploration and Evaluation Assets, Field supplies and maps		519
Exploration and Evaluation Assets, Geochemical		0
Exploration and Evaluation Assets, Geological consulting		67,175
Exploration and Evaluation Assets, Legal and accounting		14
Exploration and Evaluation Assets, Licence and permits		50,908
Exploration and Evaluation Assets, Permitting		13,708
Exploration and Evaluation Assets, Reclamation		0
Exploration and Evaluation Assets, Reporting, drafting, sampling, and analysis		0
Exploration and Evalutation Assets - Trenching		892
Exploration and Evaluation Assets, Total expenses		137,499
Exploration and Evaluation Assets, Recovered exploration expenditures		(115,893)
Exploration and Evalutation Assets - Writedown of Properties		0
Exploration and Evaluation Assets, Net Additions		67,129
Exploration and Evaluation Assets, Foreign Currency Translation		0
Exploration and Evaluation Assets, Ending Balance		67,129
Exploration and Evalutation Assets - Geophysics		0
USA, Others
Exploration and Evaluation Assets, Starting Balance	23,660
Exploration and Evaluation Assets, Claim staking		7,948
Exploration and Evaluation Assets, Property acquisition		0
Exploration and Evaluation Assets, Total		7,948
Exploration and Evaluation Assets, Aircraft charter		0
Exploration and Evaluation Assets, Camp, travel and meals		322
Exploration and Evaluation Assets, Drilling		0
Exploration and Evaluation Assets, Field equipment rental		0
Exploration and Evaluation Assets, Field supplies and maps		0
Exploration and Evaluation Assets, Geochemical		0
Exploration and Evaluation Assets, Geological consulting		8,902
Exploration and Evaluation Assets, Legal and accounting		8
Exploration and Evaluation Assets, Licence and permits		3,310
Exploration and Evaluation Assets, Permitting		1,433
Exploration and Evaluation Assets, Reclamation		0
Exploration and Evaluation Assets, Reporting, drafting, sampling, and analysis		0
Exploration and Evalutation Assets - Trenching		0
Exploration and Evaluation Assets, Total expenses		13,975
Exploration and Evaluation Assets, Recovered exploration expenditures		(13,274)
Exploration and Evalutation Assets - Writedown of Properties		(8,469)
Exploration and Evaluation Assets, Net Additions		180
Exploration and Evaluation Assets, Foreign Currency Translation		(66)
Exploration and Evaluation Assets, Ending Balance		23,660
Exploration and Evalutation Assets - Geophysics		0
Canada Tim
Exploration and Evaluation Assets, Starting Balance	(9,949)
Exploration and Evaluation Assets, Claim staking		0
Exploration and Evaluation Assets, Property acquisition		0
Exploration and Evaluation Assets, Total		0
Exploration and Evaluation Assets, Aircraft charter		0
Exploration and Evaluation Assets, Camp, travel and meals		0
Exploration and Evaluation Assets, Drilling		0
Exploration and Evaluation Assets, Field equipment rental		0
Exploration and Evaluation Assets, Field supplies and maps		0
Exploration and Evaluation Assets, Geochemical		0
Exploration and Evaluation Assets, Geological consulting		0
Exploration and Evaluation Assets, Legal and accounting		0
Exploration and Evaluation Assets, Licence and permits		0
Exploration and Evaluation Assets, Permitting		0
Exploration and Evaluation Assets, Reclamation		0
Exploration and Evaluation Assets, Reporting, drafting, sampling, and analysis		0
Exploration and Evalutation Assets - Trenching		0
Exploration and Evaluation Assets, Total expenses		0
Exploration and Evaluation Assets, Recovered exploration expenditures		0
Exploration and Evalutation Assets - Writedown of Properties		0
Exploration and Evaluation Assets, Net Additions		0
Exploration and Evaluation Assets, Foreign Currency Translation		0
Exploration and Evaluation Assets, Ending Balance		(9,949)
Exploration and Evalutation Assets - Geophysics		0
Others, Canada
Exploration and Evaluation Assets, Starting Balance	$ 1,119,167
Exploration and Evaluation Assets, Claim staking		0
Exploration and Evaluation Assets, Property acquisition		0
Exploration and Evaluation Assets, Total		0
Exploration and Evaluation Assets, Aircraft charter		0
Exploration and Evaluation Assets, Camp, travel and meals		0
Exploration and Evaluation Assets, Drilling		0
Exploration and Evaluation Assets, Field equipment rental		0
Exploration and Evaluation Assets, Field supplies and maps		0
Exploration and Evaluation Assets, Geochemical		0
Exploration and Evaluation Assets, Geological consulting		1,347
Exploration and Evaluation Assets, Legal and accounting		0
Exploration and Evaluation Assets, Licence and permits		3,570
Exploration and Evaluation Assets, Permitting		0
Exploration and Evaluation Assets, Reclamation		0
Exploration and Evaluation Assets, Reporting, drafting, sampling, and analysis		0
Exploration and Evalutation Assets - Trenching		0
Exploration and Evaluation Assets, Total expenses		4,917
Exploration and Evaluation Assets, Recovered exploration expenditures		0
Exploration and Evalutation Assets - Writedown of Properties		0
Exploration and Evaluation Assets, Net Additions		4,917
Exploration and Evaluation Assets, Foreign Currency Translation		0
Exploration and Evaluation Assets, Ending Balance		1,119,167
Exploration and Evalutation Assets - Geophysics		$ 0